Earnings / (Losses) per Share	12 Months Ended
Dec. 31, 2021
Earnings / (Losses) per Share [Abstract]
Earnings / (Losses) per Share
12.	Earnings / (Losses) per Share:

The calculation of net income / (loss) per common share is summarized below:

	For the years ended December 31,
	2021	2020	2019

Net income / (loss) - basic	41,348	(18,356)	(11,698)
Interest effect of convertible notes	6,473	-	-
Net income / (loss) - diluted	47,821	(18,356)	(11,698)

Weighted average common shares outstanding – basic	153,321,907	33,436,278	958,297
Effect of dilutive securities:
Dilutive effect of warrants	5,410,086	-	-
Dilutive effect of non-vested shares	1,695,220	-	-
Dilutive effect of convertible notes shares	30,910,308	-	-
	38,015,614	-	-
Weighted average common shares outstanding – diluted	191,337,521	33,436,278	958,297
Net income / (loss) per common share – basic	$0.27	$(0.55)	$(12.21)
Net income / (loss) per common share – diluted	$0.25	$(0.55)	$(12.21)

As of December 31, 2020 and 2019, securities that could potentially dilute basic loss per share (LPS) in the future that were not included in the computation of diluted LPS, because to do so would have anti-dilutive effect, are any incremental shares of non-vested equity incentive plan shares (Note 13) and of unexercised warrants (Note 10), both calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible notes (Note 7) calculated with the if-converted method.